Note 12 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
Non-vested Shares	Number of shares	Weighted-Average Grant-Date Fair Value
Non-vested on January 1, 2019	21,948	10.16
Granted	15,444	8.13
Vested	(14,108)	11.01
Non-vested on December 31, 2019	23,284	8.28

Non-vested on January 1, 2020	23,284	8.28
Granted	45,900	2.71
Vested	(15,064)	8.34
Forfeited	(817)	8.39
Non-vested on December 31, 2020	53,303	3.46

Non-vested on January 1, 2021	53,303	3.46
Granted	49,650	26.26
Vested	(30,360)	3.47
Non-vested on December 31, 2021	72,593	19.05